Consolidated Income Statement - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Income Statement [Line Items]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	[1]	$ 10,100	$ 10,422		$ 10,379
Interest expense from financial instruments measured at amortized cost	[1]	(6,391)	(5,404)		(4,976)
Interest income from financial instruments measured at fair value through profit or loss	[1]	6,968	4,056		3,579
Interest expense from financial instruments measured at fair value through profit or loss	[1]	(4,653)	(2,418)		(2,495)
Net interest income		6,025	6,656		6,487
Other net income from fair value changes on financial instruments		5,984	5,065		5,023
Credit loss (expense) / recovery	[2]	(118)	(131)		(38)
Fee and commission income	[3],[4]	19,598	19,362		18,374
Fee and commission expense	[4]	(1,703)	(1,840)		(1,781)
Net fee and commission income	[4]	17,895	17,522		16,593
Other income		427	511		663
Total operating income	[2]	30,213	29,622	[5]	28,729	[5]
Personnel expenses	[2]	16,132	16,199		15,913
General and administrative expenses	[2]	6,797	6,949		7,517
Depreciation and impairment of property, equipment and software	[2]	1,228	1,053		997
Amortization and impairment of intangible assets	[2]	65	71		93
Total operating expenses	[2]	24,222	24,272		24,519
Operating profit / (loss) before tax	[2]	5,991	5,351		4,209
Tax expense / (benefit)	[2]	1,468	4,305		777
Net profit / (loss)	[2],[6]	4,522	1,046		3,432
Net profit / (loss) attributable to non-controlling interests		7	77		84
Net profit / (loss) attributable to shareholders		$ 4,516	$ 969		$ 3,348
Earnings per share
Basic		$ 1.21	$ 0.26		$ 0.9
Diluted		$ 1.18	$ 0.25		$ 0.88
UBS AG
Income Statement [Line Items]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	[1]	$ 10,121	$ 10,437		$ 10,375
Interest expense from financial instruments measured at amortized cost	[1]	(6,494)	(5,468)		(5,002)
Interest income from financial instruments measured at fair value through profit or loss	[1]	6,974	4,056		3,579
Interest expense from financial instruments measured at fair value through profit or loss	[1]	(4,653)	(2,418)		(2,495)
Net interest income		5,949	6,607		6,457
Other net income from fair value changes on financial instruments		5,977	5,067		5,018
Credit loss (expense) / recovery	[2]	(117)	(131)		(38)
Fee and commission income	[7],[8]	19,632	19,390		18,425
Fee and commission expense	[8]	(1,703)	(1,840)		(1,781)
Net fee and commission income	[8]	17,930	17,550		16,644
Other income		905	952		749
Total operating income	[2]	30,642	30,044	[5]	28,831	[5]
Personnel expenses	[2],[9]	13,992	14,952		15,782
General and administrative expenses	[2]	10,075	9,001		7,776
Depreciation and impairment of property, equipment and software	[2]	1,052	945		992
Amortization and impairment of intangible assets	[2]	65	71		93
Total operating expenses	[2]	25,184	24,969		24,643
Operating profit / (loss) before tax	[2]	5,458	5,076		4,188
Tax expense / (benefit)	[2]	1,345	4,242		753
Net profit / (loss)	[2],[6]	4,113	834		3,435
Net profit / (loss) attributable to preferred noteholders			73		80
Net profit / (loss) attributable to non-controlling interests		7	4		4
Net profit / (loss) attributable to shareholders		$ 4,107	$ 758		$ 3,351

[1]
Prior-period information may not be comparable as a result of the adoption of IFRS 9, effective 1 January 2018. Refer to Note 1c for more information on these changes. Negative interest income and negative interest expense are each individually approximately 9% of net interest income (2017: approximately 8% of net interest income; 2016: approximately 5% of net interest income).

[2]	Prior-period information may not be comparable as a result of the adoption of IFRS 9 and IFRS 15, both effective 1 January 2018. Refer to Note 1b and c for more information on these changes
[3]
Reflects third-party fee and commission income of USD 12,059 million for Global Wealth Management, USD 3,525 million for the Investment Bank, USD 2,579 million for Asset Management, USD 1,338 million for Personal & Corporate Banking and USD 97 million for Corporate Center.

[4]
Upon adoption of IFRS 15, certain brokerage fees paid in an agency capacity have been reclassified from Fee and commission expense to Fee and commission income on a prospective basis from 1 January 2018, primarily relating to third-party execution costs for exchange-traded derivative transactions and fees payable to third-party research providers on behalf of clients. In addition to the IFRS 15 changes, certain revenues, primarily distribution fees and fund management fees, have been reclassified between reporting lines to better reflect the nature of the revenues, with prior-period information restated accordingly. This resulted in the following effects: For the year ended 31 December 2017, USD 316 million was reclassified from Underwriting fees to Brokerage fees and USD 1,040 million was reclassified from Portfolio management and related services to Investment fund fees. For the year ended 31 December 2016, USD 220 million was reclassified from Underwriting fees to Brokerage fees and USD 1,061 million was reclassified from Portfolio management and related services to Investment fund fees. Also, certain expenses that are incremental and incidental to revenues have been reclassified prospectively from General and administrative expenses to Fee and commission expense to improve the alignment of transaction-based costs with the associated revenue stream, primarily affecting clearing costs, client loyalty costs, fund and custody expenses. As the effect of this reclassification was not material, prior-period information was not restated

[5]
2017 and 2016 figures have been restated for the change of the presentation currency from Swiss francs to US dollars. Refer to Note 1b item 1 for more information. In addition, 2017 and 2016 figures have been restated to reflect the regional representation of Global Wealth Management after combining Wealth Management and Wealth Management Americas in 2018. Refer to Note 1b item 3 for more information.

[6]
Upon adoption of IFRS 9 on 1 January 2018, cash flows from certain financial assets previously classified as available-for-sale assets have been reclassified from investing to operating activities as the assets are accounted for at fair value through profit or loss effective 1 January 2018. Refer to Note 1c for more information

[7]
Reflects third-party fee and commission income of USD 12,059 million for Global Wealth Management, USD 3,557 million for the Investment Bank, USD 2,579 million for Asset Management, USD 1,338 million for Personal & Corporate Banking and USD 100 million for Corporate Center.

[8]
Upon adoption of IFRS 15, certain brokerage fees paid in an agency capacity have been reclassified from Fee and commission expense to Fee and commission income on a prospective basis from 1 January 2018, primarily relating to third-party execution costs for exchange-traded derivative transactions and fees payable to third-party research providers on behalf of clients. In addition to the IFRS 15 changes, certain revenues, primarily distribution fees and fund management fees, have been reclassified between reporting lines to better reflect the nature of the revenues, with prior-period information restated accordingly. This resulted in the following effects: For the year ended 31 December 2017, USD 316 million was reclassified from Underwriting fees to Brokerage fees and USD 1,040 million was reclassified from Portfolio management and related services to Investment fund fees. For the year ended 31 December 2016, USD 220 million was reclassified from Underwriting fees to Brokerage fees and USD 1,061 million was reclassified from Portfolio management and related services to Investment fund fees. Also, certain expenses that are incremental and incidental to revenues have been reclassified prospectively from General and administrative expenses to Fee and commission expense to improve the alignment of transaction-based costs with the associated revenue stream, primarily affecting clearing costs, client loyalty costs, fund and custody expenses. As the effect of this reclassification was not material, prior-period information was not restated

[9]
The decrease in 2018 and 2017 compared with 2016 was mainly due to the transfer of shared services functions in Switzerland and the UK from UBS AG to UBS Business Solutions AG in the second quarter and fourth quarter of 2017, respectively. Refer to Note 32 for more information.